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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment  [ ]; Amendment Number: ______
This amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BioEquities Adviser, LLC
Address: 601 Gateway Boulevard, Suite 350
         South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place and Date of Signing:

      /s/ Robert W. Liptak          South San Francisco, CA        2/14/06
--------------------------------  ----------------------------  --------------
          [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28-_________________           _________________________

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                                                       Form 13F information Table                           VOTING AUTHORITY
----------------------------- ---------------------------------------------------------------------------- -------------------
                                                         VALUE   SHARES/                 INVSTMT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP   x($1000) PRN AMT SH/PRN PUT/CALL DISCRETN MANAGERS  SOLE   SHARED NONE
----------------------------- --------------- --------- -------- ------- ------ -------- -------- -------- ------- ------ ----
ALKERMES INC CONV             CONVRT BONDS    01642TAD0    3448  2450000  PRN              SOLE            2450000      0    0
ALEXION PHARMACEUTICALS INC   COMMON STOCK    015351109     430    21228  SH               SOLE              21228      0    0
ANADYS PHARMACEUTICALS        COMMON STOCK    03252Q408    1708   194100  SH               SOLE             194100      0    0
ARENA PHARMACEUTICALS INC     COMMON STOCK    040047102    1047    73700  SH               SOLE              73700      0    0
ARRAY BIOPHARMA               COMMON STOCK    04269X105    2873   409900  SH               SOLE             409900      0    0
AUXILIUM PHARMACEUTICALS      COMMON STOCK    05334D107    2299   418059  SH               SOLE             418059      0    0
AVANIR PHARMACEUTICALS        COMMON STOCK    05348P104    3013   875900  SH               SOLE             875900      0    0
BARRIER THERAPEUTICS INC      COMMON STOCK    06850R108    3800   463437  SH               SOLE             463437      0    0
COLEY PHARMACEUTICALS         COMMON STOCK    19388P106     932    61500  SH               SOLE              61500      0    0
COLLAGENEX PHARMACEUTICALS    COMMON STOCK    19419B100    2414   200000  SH               SOLE             200000      0    0
CONNETICS CORP                COMMON STOCK    208192104    3400   253300  SH               SOLE             253300      0    0
COTHERIX INC                  COMMON STOCK    22163T103    3612   341401  SH               SOLE             341401      0    0
CRITICAL THERAPEUTICS         COMMON STOCK    22674T105    1572   218940  SH               SOLE             218940      0    0
CURAGEN CORP                  COMMON STOCK    23126R101    2153   698900  SH               SOLE             698900      0    0
CURIS INC                     COMMON STOCK    231269101     947   266000  SH               SOLE             266000      0    0
CV THERAPEUTICS INC           COMMON STOCK    126667104    4602   186100  SH               SOLE             186100      0    0
DEPOMED INC                   COMMON STOCK    249908104    3279   546519  SH               SOLE             546519      0    0
DYAX CORP                     COMMON STOCK    26746E103    1581   300000  SH               SOLE             300000      0    0
FAVRILLE INC                  COMMON STOCK    312088404     959   236700  SH               SOLE             236700      0    0
HEMOSENSE INC                 COMMON STOCK    423691104    1753   299074  SH               SOLE             299074      0    0
HUMAN GENOME SCIENCES INC     COMMON STOCK    444903108    2545   297300  SH               SOLE             297300      0    0
IMCLONE SYSTEM INC            COMMON STOCK    45245W109    3595   105000  SH               SOLE             105000      0    0
INDEVUS PHARMACEUTICALS INC   COMMON STOCK    454072109    3797   705818  SH               SOLE             705818      0    0
INHIBITEX INC                 COMMON STOCK    45719T103    1605   191100  SH               SOLE             191100      0    0
INTRABIOTICS PHARMACEUTICALS  COMMON STOCK    46116T506    2179   603668  SH               SOLE             603668      0    0
ISTA PHARMACEUTICALS INC      COMMON STOCK    45031X204    1635   257000  SH               SOLE             257000      0    0
LEXICON GENETICS INC          COMMON STOCK    528872104    1443   395300  SH               SOLE             395300      0    0
MEDAREX INC                   COMMON STOCK    583916101    2561   184900  SH               SOLE             184900      0    0
MEDICINES CO                  COMMON STOCK    584688105    4410   252700  SH               SOLE             252700      0    0
MEDIMMUNE INC COM             COMMON STOCK    584699102    3136    89550  SH               SOLE              89550      0    0
NEKTAR THERAPEUTICS           COMMON STOCK    640268108    6054   367800  SH               SOLE             367800      0    0
NEOSE TECHNOLOGIES INC        COMMON STOCK    640522108    1290   664970  SH               SOLE             664970      0    0
NPS PHARMACEUTICALS           COMMON STOCK    62936P103    1984   167600  SH               SOLE             167600      0    0
ONYX PHARMACEUTICALS          COMMON STOCK    683399109    5507   191200  SH               SOLE             191200      0    0
OSI PHARMACEUTICALS INC       COMMON STOCK    671040103    4468   159340  SH               SOLE             159340      0    0
ORCHID CELLMARK INC           COMMON STOCK    68573C107    2424   318960  SH               SOLE             318960      0    0
OXIGENE INC                   COMMON STOCK    691828107    1588   400000  SH               SOLE             400000      0    0
PANACOS PHARMACEUTICALS INC   COMMON STOCK    69811Q106     477    68338  SH               SOLE              68338      0    0
PROTEIN DESIGN LABS           COMMON STOCK    74369L103    2330    82000  SH               SOLE              82000      0    0
REGENERON PHARMACEUTICALS INC COMMON STOCK    75886F107    1730   108800  SH               SOLE             108800      0    0
RENOVIS INC                   COMMON STOCK    759885106     640    41800  SH               SOLE              41800      0    0
SEATTLE GENETIC INC           COMMON STOCK    812578102     727   154112  SH               SOLE             154112      0    0
SEPRACOR INC                  COMMON STOCK    817315104    4809    93200  SH               SOLE              93200      0    0
SOMAXON PHARMACEUTICALS       COMMON STOCK    834453102    4714   473807  SH               SOLE             473807      0    0
SONUS PHARMACEUTICALS INC     COMMON STOCK    835692104    1992   396104  SH               SOLE             396104      0    0
SUNESIS PHARMACEUTICALS INC   COMMON STOCK    867328502     996   200000  SH               SOLE             200000      0    0
TELIK INC                     COMMON STOCK    87959M109    1691    99524  SH               SOLE              99524      0    0
UNITED THERAPEUTICS CORP      COMMON STOCK    91307C102    1002    14500  SH               SOLE              14500      0    0
VAXGEN INC                    COMMON STOCK    922390208    2736   312700  SH               SOLE             312700      0    0
VION PHARMACEUTICALS INC      COMMON STOCK    927624106    1313   795600  SH               SOLE             795600      0    0
VIROPHARMA INC                COMMON STOCK    928241108    1018    55000  SH               SOLE              55000      0    0
ZYMOGENETICS INC              COMMON STOCK    98985T109    2778   163300  SH               SOLE             163300      0    0
ATHEROGENICS INC              OPTION - CALLS  0474399DC    6603   330000  SH      CALL     SOLE             330000      0    0
NEKTAR THERAPEUTICS           OPTION - CALLS  640268108    4806   292000  SH      CALL     SOLE             292000      0    0

S REPORT SUMMARY              54 Data Records            136407          0 OTHER MANAGERS ON WHOSE
                                                                         BEHALF REPORT IS FILED
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